SCHEDULE OF OTHER RECEIVABLES (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Total	$ 1,322	$ 29,798
Vendor Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Total		29,120
Employee Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 1,322	$ 678